Derivative Instruments and Hedging Activities	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

Note 10 — Derivative Instruments and Hedging Activities

In order to manage our exposure to fluctuations in interest and foreign currency exchange rates we utilize derivative financial instruments such as forward starting swaps and foreign currency forwards. We do not use any derivative financial instruments for trading or other speculative purposes.

All derivatives are recorded at fair value, however, the classification of gains and losses resulting from changes in the fair values of derivatives are dependent on the intended use of the derivative and its resulting designation. If a derivative is designated as a fair value hedge, then a change in the fair value of the derivative is offset against the change in the fair value of the underlying hedged item and only the ineffective portion of the hedge, if any, is recognized in earnings. If a derivative is designated as a cash flow hedge, then the effective portion of a change in the fair value of the derivative is recognized as a component of accumulated other comprehensive income until the underlying hedged item is recognized in earnings, or the forecasted transaction is no longer probable of occurring. If a derivative does not qualify as a highly effective hedge, any change in fair value is immediately recognized in earnings. We formally document all hedging relationships for all derivative hedges and the underlying hedged items, as well as the risk management objectives and strategies for undertaking the hedge transactions. We classify the fair value of all derivative contracts as current or non-current assets or liabilities, depending on the realized and unrealized gain or loss position of the hedged contract at the balance sheet date, and the timing of future cash flows. The cash flows from derivatives treated as hedges are classified in the Condensed Consolidated Statements of Cash Flows in the same category as the item being hedged.

The following table shows the notional principal amounts of our outstanding derivative instruments as of March 31, 2013 and September 30, 2012 (in thousands):

	Notional Principal
	March 31, 2013	September 30, 2012
Instruments designated as accounting hedges:
Foreign currency forwards	$380,823	$382,500
Forward starting swap	58,415	58,415

Instruments not designated as accounting hedges:
Foreign currency forwards	7,430	5,945

The notional principal amounts for outstanding derivative instruments provide one measure of the transaction volume outstanding and do not represent the amount of our exposure to credit or market loss. Credit risk represents our gross exposure to potential accounting loss on derivative instruments that are outstanding or unsettled if all counterparties failed to perform according to the terms of the contract, based on then-current interest or currency exchange rates at each respective date. Our exposure to credit loss and market risk will vary over time as a function of interest and currency exchange rates. The amount of credit risk from derivative instruments and hedging activities was not material for the periods ended March 31, 2013 and September 30, 2012. Although the table above reflects the notional principal amounts of our forward starting swaps and foreign exchange instruments, it does not reflect the gains or losses associated with the exposures and transactions that the forward starting swaps and foreign exchange instruments are intended to hedge. The amounts ultimately realized upon settlement of these financial instruments, together with the gains and losses on the underlying exposures, will depend on actual market conditions during the remaining life of the instruments.

We generally enter into master netting arrangements, which reduce credit risk by permitting net settlement of transactions with the same counterparty. We present our derivative assets and derivative liabilities at their gross fair values. We did not have any derivative instruments with credit-risk related contingent features that would require it to post collateral as of March 31, 2013 or September 30, 2012.

The table below presents the fair value of our derivative financial instruments that qualify for hedge accounting as well as their classification in the Condensed Consolidated Balance Sheets as of March 31, 2013 and September 30, 2012 (in thousands):

		Fair Value
	Balance Sheet Location	March 31, 2013	September 30, 2012
Asset derivatives:
Foreign currency forwards	Other current assets	$2,827	$3,779
Foreign currency forwards	Other noncurrent assets	5,303	3,713
		$8,130	$7,492
Liability derivatives:
Foreign currency forwards	Other current liabilities	$6,809	$6,839
Foreign currency forwards	Other noncurrent liabilities	7,006	6,407
Forward starting swap	Other noncurrent liabilities	164	91
Total		$13,979	$13,337

The tables below present gains and losses recognized in other comprehensive income (OCI) for the three and six months ended March 31, 2013 and 2012 related to derivative financial instruments designated as cash flow hedges, as well as the amount of gains and losses reclassified into earnings during those periods (in thousands):

	Six Months Ended
	March 31, 2013		March 31, 2012
Derivative Type	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings - Effective Portion	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings - Effective Portion
Foreign currency forwards	$(1,892)	$(2,052)	$(5,572)	$(8,846)
Forward starting swap	(164)	—	—	—

	Three Months Ended
	March 31, 2013		March 31, 2012
Derivative Type	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings - Effective Portion	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings - Effective Portion
Foreign currency forwards	$(1,435)	$20	$(623)	$(5,681)
Forward starting swap	309	—	—	—

The amount of gains and losses from derivative instruments and hedging activities classified as not highly effective did not have a material impact on the results of operations for the three and six months ended March 31, 2013 and 2012. The amount of estimated unrealized net losses from cash flow hedges which are expected to be reclassified to earnings in the next twelve months is $2.6 million, net of income taxes.

Forward starting swap

In connection with a transportation systems contract that we entered in December 2011 with the Chicago Transit Authority, we will incur significant costs to develop the customer’s fare collection system before we begin receiving payments under the contract. In order to finance certain of these costs, we plan to issue approximately $83 million of 10-year fixed rate debt on or about January 1, 2014. We are concerned that market interest rates for the 10-year forward period of January 1, 2014 to January 1, 2024 will change through January 1, 2014, exposing the LIBOR benchmark component of each of the 20 projected semi-annual interest cash flows of that future 10-year period to risk of variability. Therefore, in July 2012 we entered into a forward-starting 10-year swap contract with a bank to reduce the interest rate variability exposure of the projected interest cash flows. The forward-starting swap has a notional amount of $58.4 million, a termination date of January 1, 2014 and a pay 1.698% fixed rate, receive 3-month LIBOR, with fixed rate payments due semi-annually on the first day each June and December commencing June 1, 2014 through December 2023, floating payments due quarterly on the first day of each quarter commencing March 1, 2014 through December 2023, and floating reset dates two days prior to the first day of each calculation period. The swap contracts accrual period, January 1, 2014 to December 1, 2023 is designed to match the tenor of the planned debt issuance.

Foreign currency forwards

In order to limit our exposure to foreign currency exchange rate risk we generally hedge those commitments greater than $50,000 by using foreign currency exchange forward and option contracts that are denominated in currencies other than the functional currency of the subsidiary responsible for the commitment, typically the British pound, Canadian dollar, Singapore dollar, euro, Swedish krona, New Zealand dollar and Australian dollar. These contracts are designed to be effective hedges regardless of the direction or magnitude of any foreign currency exchange rate change, because they result in an equal and opposite income or cost stream that offsets the change in the value of the underlying commitment.

Note 13—Derivative instruments and hedging activities

In order to manage our exposure to fluctuations in interest and foreign currency exchange rates we utilize derivative financial instruments such as forward starting swaps and foreign currency forwards. We do not use any derivative financial instruments for trading or other speculative purposes.

All derivatives are recorded at fair value, however, the classification of gains and losses resulting from changes in the fair values of derivatives are dependent on the intended use of the derivative and its resulting designation. If a derivative is designated as a fair value hedge, then a change in the fair value of the derivative is offset against the change in the fair value of the underlying hedged item and only the ineffective portion of the hedge, if any, is recognized in earnings. If a derivative is designated as a cash flow hedge, then the effective portion of a change in the fair value of the derivative is recognized as a component of accumulated other comprehensive income until the underlying hedged item is recognized in earnings, or the forecasted transaction is no longer probable of occurring. If a derivative does not qualify as a highly effective hedge, any change in fair value is immediately recognized in earnings. We formally document all hedging relationships for all derivative hedges and the underlying hedged items, as well as the risk management objectives and strategies for undertaking the hedge transactions. We classify the fair value of all derivative contracts as current or non-current assets or liabilities, depending on the realized and unrealized gain or loss position of the hedged contract at the balance sheet date, and the timing of future cash flows. The cash flows from derivatives treated as hedges are classified in the Consolidated Statements of Cash Flows in the same category as the item being hedged.

The following table shows the notional principal amounts of our outstanding derivative instruments as of September 30, 2012, 2011, 2010 and 2009 (in thousands):

	September 30,
	2012	2011	2010	2009

Instruments designated as accounting hedges:
Foreign currency forwards	$382,500	$290,400	$232,500	$148,300
Forward starting swap	58,415	—	—	—
Instruments not designated as accounting hedges:
Foreign currency forwards	5,945	3,644	7,794	8,148

The notional principal amounts for outstanding derivative instruments provide one measure of the transaction volume outstanding and do not represent the amount of the Company's exposure to credit or market loss. Credit risk represents the Company's gross exposure to potential accounting loss on derivative instruments that are outstanding or unsettled if all counterparties failed to perform according to the terms of the contract, based on then-current interest or currency exchange rates at each respective date. The Company's exposure to credit loss and market risk will vary over time as a function of interest and currency exchange rates. The amount of credit risk from derivative instruments and hedging activities was not material for the years ended September 30, 2012, 2011, 2010 and 2009. Although the table above reflects the notional principal amounts of the Company's forward starting swaps and foreign exchange instruments, it does not reflect the gains or losses associated with the exposures and transactions that the forward starting swaps and foreign exchange instruments are intended to hedge. The amounts ultimately realized upon settlement of these financial instruments, together with the gains and losses on the underlying exposures, will depend on actual market conditions during the remaining life of the instruments.

The Company generally enters into master netting arrangements, which reduce credit risk by permitting net settlement of transactions with the same counterparty. The Company presents its derivative assets and derivative liabilities at their gross fair values. The Company did not have any derivative instruments with credit-risk related contingent features that would require it to post collateral as of September 30, 2012, 2011, 2010, or 2009.

The table below presents the fair value of the Company's derivative financial instruments that qualify for hedge accounting as well as their classification on the consolidated balance sheets as of September 30, 2012, 2011, 2010 and 2009 (in thousands):

		Fair value
	Balance sheet location	September 30, 2012	September 30, 2011	September 30, 2010	September 30, 2009

Asset derivatives:
Foreign currency forwards	Other current assets	$3,779	$7,466	$11,428	$18,106
Foreign currency forwards	Other non-current assets	3,713	—	—	—

		$7,492	$7,466	$11,428	$18,106

Liability derivatives:
Foreign currency forwards	Other current liabilities	$6,839	$7,522	$3,193	$17,933
Foreign currency forwards	Other non-current liabilities	6,407	6,164	4,748	—
Forward starting swap	Other non-current liabilities	91	—	—	—

Total		$13,337	$13,686	$7,941	$17,933

The tables below present gains and losses recognized in OCI for the years ended September 30, 2012, 2011, 2010 and 2009 related to derivative financial instruments designated as cash flow hedges, as well as the amount of gains and losses reclassified into earnings during those periods (in thousands):

	September 30, 2012		September 30, 2011		September 30, 2010		September 30, 2009
Derivative type	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion

Forward currency forwards	$152	$(4,309)	$(5,618)	$3,420	$1,483	$1,838	$112	$53
Forward starting swap	91	—	—	—	—	—	—	—

The amount of gains and losses from derivative instruments and hedging activities classified as not highly effective did not have a material impact on the results of operations for the years ended September 30, 2012, 2011, 2010 and 2009. The amount of estimated unrealized net gains from cash flow hedges which are expected to be reclassified to earnings in the next twelve months is $2.0 million, net of income taxes.

Forward starting swap

In connection with a transportation systems contract that we entered in December 2011, we will incur significant costs to develop the customer's fare collection system before we begin receiving payments under the contract. In order to finance certain of these costs, we plan to issue approximately $83 million of 10-year fixed rate debt on or about January 1, 2014. We are concerned that market interest rates for the 10-year forward period of January 1, 2014 to January 1, 2024 will change through January 1, 2014, exposing the LIBOR benchmark component of each of the 20 projected semi-annual interest cash flows of that future 10-year period to risk of variability. Therefore, in July 2012 we entered a forward-starting 10-year swap contract with a bank to reduce the interest rate variability exposure of the projected interest cash flows. The forward-starting swap has a notional amount of $58.4 million, a termination date of January 1, 2014 and a pay 1.698% fixed rate, receive 3-month LIBOR, with fixed rate payments due semi-annually on the first day each June and December commencing June 1, 2014 through December 2023, floating payments due quarterly on the first day of each quarter commencing March 1, 2014 through December 2023, and floating reset dates 2 days prior to the first day of each calculation period. The swap contracts accrual period, January 1, 2014 to December 1, 2023 is designed to match the tenor of the planned debt issuance.

Foreign currency forwards

In order to limit our exposure to foreign currency exchange rate risk we generally hedge those commitments greater than $50,000 by using foreign currency exchange forward and option contracts that are denominated in currencies other than the functional currency of the subsidiary responsible for the commitment, typically the British pound, Canadian dollar, Singapore dollar, euro, Swedish krona, New Zealand dollar and Australian dollar. These contracts are designed to be effective hedges regardless of the direction or magnitude of any foreign currency exchange rate change, because they result in an equal and opposite income or cost stream that offsets the change in the value of the underlying commitment.